Trade and other receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Current assets
Trade debtors	$ 5,924	$ 57
Other debtors	892	856	$ 151
Prepayments and accrued income	861	2,379	129
Total	7,677	3,292	$ 280
Non-current Assets
Prepayments	15,873	5,000
Trade debtors	975
Other debtors	1,717
Total non-current Assets	$ 18,565	$ 5,000